Document and Entity Information	0 Months Ended
May 24, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 24, 2015
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	May 22, 2015
Document Effective Date	May 24, 2015
Prospectus Date	May 24, 2015
Direxion Daily S&P Biotech Bull 3X Shares | Direxion Daily S&P Biotech Bull 3X Shares
Risk/Return:
Trading Symbol	LABU
Direxion Daily S&P Biotech Bear 3X Shares | Direxion Daily S&P Biotech Bear 3X Shares
Risk/Return:
Trading Symbol	LABD
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares | Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Risk/Return:
Trading Symbol	GUSH
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares | Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Risk/Return:
Trading Symbol	DRIP